Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund III
Entity Central Index Key	0001593547
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000164187
Shareholder Report [Line Items]
Fund Name	PineBridge Dynamic Asset Allocation Fund
Class Name	Institutional Shares
Trading Symbol	PDAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Institutional Shares of the PineBridge Dynamic Asset Allocation Fund (the "Fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.pinebridge.com/en-us/intermediary/funds/pinebridge-dynamic-asset-allocation-fund/institutional. You can also request this information by contacting us at 877-225-4164.
Additional Information Phone Number	877-225-4164
Additional Information Website	https://www.pinebridge.com/en-us/intermediary/funds/pinebridge-dynamic-asset-allocation-fund/institutional
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PineBridge Dynamic Asset Allocation Fund, Institutional Shares	$37	0.75%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.75%
AssetsNet	$ 116,365,306
Holdings Count | Holding	857
Advisory Fees Paid, Amount	$ 183,272
InvestmentCompanyPortfolioTurnover	80.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$116,365,306	857	$183,272	80%

Holdings [Text Block]

Country/Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.1%
Forward Contracts	0.5%
Other Countries	4.3%
Netherlands	0.7%
Taiwan	1.0%
Germany	1.1%
Switzerland	1.1%
France	1.8%
United Kingdom	2.3%
China	2.3%
India	3.7%
Exchange-Traded Fund	4.1%
Hong Kong	4.3%
Japan	8.7%
United States	57.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Invesco DB Precious Metals Fund	4.0%
U.S. Treasury Bills, 4.26%, 7/10/2025	3.8%
U.S. Treasury Bills, 4.23%, 5/15/2025	2.9%
U.S. Treasury Bills, 4.23%, 6/3/2025	2.9%
Microsoft	1.6%
NVIDIA	0.9%
Tencent Holdings	0.8%
JPMorgan Chase	0.7%
Crowdstrike Holdings, Cl A	0.7%
Alibaba Group Holding	0.7%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Updated Prospectus Phone Number	877-225-4164
Updated Prospectus Web Address	https://www.pinebridge.com/en-us/intermediary/funds/pinebridge-dynamic-asset-allocation-fund/institutional
C000164186
Shareholder Report [Line Items]
Fund Name	PineBridge Dynamic Asset Allocation Fund
Class Name	Investor Servicing Shares
Trading Symbol	PDAVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Investor Servicing Shares of the PineBridge Dynamic Asset Allocation Fund (the "Fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.pinebridge.com/en-us/intermediary/funds/pinebridge-dynamic-asset-allocation-fund/institutional. You can also request this information by contacting us at 877-225-4164.
Additional Information Phone Number	877-225-4164
Additional Information Website	https://www.pinebridge.com/en-us/intermediary/funds/pinebridge-dynamic-asset-allocation-fund/institutional
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PineBridge Dynamic Asset Allocation Fund, Investor Servicing Shares	$45	0.90%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.90%
AssetsNet	$ 116,365,306
Holdings Count | Holding	857
Advisory Fees Paid, Amount	$ 183,272
InvestmentCompanyPortfolioTurnover	80.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$116,365,306	857	$183,272	80%

Holdings [Text Block]

Country/Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.1%
Forward Contracts	0.5%
Other Countries	4.3%
Netherlands	0.7%
Taiwan	1.0%
Germany	1.1%
Switzerland	1.1%
France	1.8%
United Kingdom	2.3%
China	2.3%
India	3.7%
Exchange-Traded Fund	4.1%
Hong Kong	4.3%
Japan	8.7%
United States	57.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Invesco DB Precious Metals Fund	4.0%
U.S. Treasury Bills, 4.26%, 7/10/2025	3.8%
U.S. Treasury Bills, 4.23%, 5/15/2025	2.9%
U.S. Treasury Bills, 4.23%, 6/3/2025	2.9%
Microsoft	1.6%
NVIDIA	0.9%
Tencent Holdings	0.8%
JPMorgan Chase	0.7%
Crowdstrike Holdings, Cl A	0.7%
Alibaba Group Holding	0.7%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Updated Prospectus Phone Number	877-225-4164
Updated Prospectus Web Address	https://www.pinebridge.com/en-us/intermediary/funds/pinebridge-dynamic-asset-allocation-fund/institutional